DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
Amounts recorded in respect of discontinued operations in the years ended December 31, 2015 is as follows;

(in thousands of $)	2015
Operating revenues	18,083
Voyage expenses and commissions	(13,414)
Ship operating costs	(7,050)
Administrative expenses	(985)
Depreciation	(7,712)
Vessel impairment loss	(62,489)
Interest expense	(2,119)
Share of results from associated companies	(14,880)
Impairment loss on shares	(40,556)
Gain on non-controlling interest	192
Other financial items	(76)
Net loss from discontinued operations	(131,006)
Net loss attributable to non-controlling interest	(30,305)
Net (loss) income from discontinued operations after non-controlling interest	(100,701)